Unit Activity (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Unit Activity [Line Items]
Units issued	22,628	21,140	19,447
Units redeemed	(89,390)	(109,565)	(140,963)
VAL
Unit Activity [Line Items]
Units issued	19,689	19,136	14,469
Units redeemed	(65,897)	(82,538)	(105,566)
VLI
Unit Activity [Line Items]
Units issued	2,939	2,004	4,978
Units redeemed	(18,737)	(26,808)	(21,478)
SPVA
Unit Activity [Line Items]
Units issued	0	0	0
Units redeemed	0	0	(13,762)
SPVL
Unit Activity [Line Items]
Units issued	0	0	0
Units redeemed	(4,756)	(219)	(157)